Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Liquidity Funds
Entity Central Index Key	0001227155
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000011654
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Administrative
Trading Symbol	MGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248991
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Advisor
Trading Symbol	MALXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011655
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Advisory
Trading Symbol	MAYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017907
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Cash Management
Trading Symbol	MSGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000227505
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	CastleOak Shares
Trading Symbol	COSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000234745
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Impact
Trading Symbol	IMPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248673
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Impact Partner
Trading Symbol	IPGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011656
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Institutional
Trading Symbol	MVRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000263898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Institutional Plus
Trading Symbol	MPXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of August 26, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$3	0.17%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.17%	[1]
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011659
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Institutional Select
Trading Symbol	MGSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011657
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Investor
Trading Symbol	MVVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011658
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Participant
Trading Symbol	MPCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167931
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Select
Trading Symbol	MSDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
AssetsNet	$ 173,292,614,010
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 169,852,889
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011660
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Administrative
Trading Symbol	MGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 5,658,934,344
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 6,373,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011661
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Advisory
Trading Symbol	MVAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 5,658,934,344
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 6,373,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017908
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Cash Management
Trading Symbol	MCHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 5,658,934,344
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 6,373,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011662
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Institutional
Trading Symbol	MUIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 5,658,934,344
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 6,373,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011665
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Institutional Select
Trading Symbol	MSVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 5,658,934,344
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 6,373,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011663
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Investor
Trading Symbol	MVIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 5,658,934,344
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 6,373,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011664
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Participant
Trading Symbol	MGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 5,658,934,344
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 6,373,413
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248992
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Advisor
Trading Symbol	MAPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 3,668,415,336
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 3,361,264
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011667
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Advisory
Trading Symbol	MBDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 3,668,415,336
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 3,361,264
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000017909
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Cash Management
Trading Symbol	MLKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
AssetsNet	$ 3,668,415,336
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 3,361,264
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248681
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Impact Partner
Trading Symbol	IPFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 3,668,415,336
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 3,361,264
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011670
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Participant
Trading Symbol	MEPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,668,415,336
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 3,361,264
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000240958
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Select
Trading Symbol	MSKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
AssetsNet	$ 3,668,415,336
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 3,361,264
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011668
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Wealth
Trading Symbol	MWMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 3,668,415,336
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 3,361,264
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011671
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Wealth S
Trading Symbol	MWSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
AssetsNet	$ 3,668,415,336
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 3,361,264
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011673
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Advisory
Trading Symbol	MAVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 12,986,466,707
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 17,433,582
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017910
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Cash Management
Trading Symbol	MSPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 12,986,466,707
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 17,433,582
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000238341
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	CastleOak Shares
Trading Symbol	CASXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 12,986,466,707
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 17,433,582
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000234746
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Impact
Trading Symbol	IMTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 12,986,466,707
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 17,433,582
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248674
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Impact Partner
Trading Symbol	IPYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 12,986,466,707
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 17,433,582
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011674
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Institutional
Trading Symbol	MPFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 12,986,466,707
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 17,433,582
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011677
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Institutional Select
Trading Symbol	MPEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 12,986,466,707
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 17,433,582
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248993
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Advisor
Trading Symbol	MAXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 518,394,478
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 71,378
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000017911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Cash Management
Trading Symbol	TECXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
AssetsNet	$ 518,394,478
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 71,378
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248683
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Select
Trading Symbol	TSXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
AssetsNet	$ 518,394,478
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 71,378
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248682
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Wealth
Trading Symbol	TEWXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 518,394,478
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 71,378
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248684
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Wealth S
Trading Symbol	TWSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
AssetsNet	$ 518,394,478
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 71,378
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011684
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Administrative
Trading Symbol	MTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248994
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Advisor
Trading Symbol	MATXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011685
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Advisory
Trading Symbol	MAOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Cash Management
Trading Symbol	MREXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011686
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Institutional
Trading Symbol	MISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000263899
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Institutional Plus
Trading Symbol	MRXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of August 26, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$4	0.22%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.22%	[2]
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011689
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Institutional Select
Trading Symbol	MTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011687
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Investor
Trading Symbol	MTNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011688
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Participant
Trading Symbol	MTCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167932
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Select
Trading Symbol	MSTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 34,302,352,795
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 47,058,969
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011690
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Administrative
Trading Symbol	MAMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000251131
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Advisor
Trading Symbol	MAZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011691
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Advisory
Trading Symbol	MVYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017913
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Cash Management
Trading Symbol	MHSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248675
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Impact
Trading Symbol	IMXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248676
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Impact Partner
Trading Symbol	IPUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011692
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Institutional
Trading Symbol	MSUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000263900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Institutional Plus
Trading Symbol	MSXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of August 26, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$4	0.22%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.22%	[3]
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011695
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Institutional Select
Trading Symbol	MSSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011693
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Investor
Trading Symbol	MNVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011694
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Participant
Trading Symbol	MPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167933
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Select
Trading Symbol	MSEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 56,424,798,225
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 79,696,696
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity

[1]	Annualized
[2]	Annualized
[3]	Annualized